Note 5 - Lease Intangibles (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 30, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Gross, Total	$ 5,321,296	$ 7,631,488		$ 9,026,435
Finite-Lived Intangible Assets, Accumulated Amortization	4,434,064	5,526,477		6,164,961
Below Market Lease, Net, Ending Balance	$ 226,346	$ 309,932	$ 310,000	495,927
Weighted Average [Member]
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)	1 year 255 days	2 years 219 days
Real Estate Assets Held for Sale [Member]
Finite-Lived Intangible Assets, Gross, Total	$ 0	$ 2,300,000	2,300,000	2,500,000
Finite-Lived Intangible Assets, Accumulated Amortization		$ 1,400,000	$ 1,400,000	$ 1,500,000